Line of Business Information - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of lines of business | segment	2
Net costs	$ 3,101	$ 2,995	$ 2,204
Acquisition and restructuring costs	24	266	209
Other
Segment Reporting Information [Line Items]
Net costs	(398)	(266)	(199)
Repositioning charges	300
Business exit costs	24
Legal and related expenses	50
Acquisition and restructuring costs	$ 24	$ 266	209
Severance costs			$ (10)
Investment Servicing and Management Services | Investment Servicing and Investment Management | Minimum
Segment Reporting Information [Line Items]
Percentage of consolidated revenues by segment	75.00%
Investment Servicing and Management Services | Investment Servicing and Investment Management | Maximum
Segment Reporting Information [Line Items]
Percentage of consolidated revenues by segment	80.00%
Processing and Other Services | Investment Servicing and Investment Management | Minimum
Segment Reporting Information [Line Items]
Percentage of consolidated revenues by segment	20.00%
Processing and Other Services | Investment Servicing and Investment Management | Maximum
Segment Reporting Information [Line Items]
Percentage of consolidated revenues by segment	25.00%